PREPAID EXPENSE AND OTHER ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
PREPAID EXPENSE AND OTHER ASSETS
Deposits	¥ 91,258		¥ 100,278
Advances to suppliers	10,607		37,118
Prepaid taxes	338,450		294,487
Prepaid service fee	45,201		17,268
Prepaid investment	270,996		632,096
Others	37,046		56,540
Less: Adoption of new accounting standard	(466)
Total	¥ 793,092	$ 121,547	¥ 1,137,787